Note 2 - Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Apr. 01, 2014
Note 2 - Significant Accounting Policies (Details) [Line Items]
Provision for Doubtful Accounts	$ 0		$ 256,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	21,034	21,034	21,034
Number of Reportable Segments	1
Trade Accounts Receivable [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Provision for Doubtful Accounts		574,000
Vessels [Member] | Original Standard [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Salvage Value Per Lightweight Ton (in Dollars per Metric Ton)				160
Vessels [Member] | Revised Standard [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Salvage Value Per Lightweight Ton (in Dollars per Metric Ton)					300
Vessels [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Increase in Net Income Due to Change in Depreciation Policy	$ 32
Property, Plant and Equipment, Useful Life		25 years
Minimum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Related Parties Beneficial Ownership Percentage		10.00%
Chief Executive Officer [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	21,034